Foreign Currency Forward Exchange Contract	12 Months Ended
Dec. 31, 2010
Foreign Currency Forward Exchange Contract [Abstract]
FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT
9.	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT
On September 30, 2009, the Group entered into a forward contract to purchase $5,000 for JPY448.75 million due on October 1, 2010 with nil consideration paid or received. The Group qualified for foreign currency cash flow hedge accounting with respect to this foreign currency forward exchange contracts to hedge, for accounting purposes, changes in the cash flow of forecasted JPY-denominated revenue transactions attributable to fluctuation in foreign currency exchange rate during the one year term of the forward contract. The notional amounts of the forward contract designated as cash flow hedge was JPY112.188 million as of December 31, 2009, JPY112.188 million as of March 31, 2010, JPY112.188 million as of June 30, 2010, and JPY112.188 million as of September 30, 2010. The estimated fair value of the forward contract was $161 as of December 31, 2009. The fair value of the foreign exchange forward was estimated with the consideration of, among other factors, discount rate, timing and amount of cash flow and counterparty credit risk and is reported under Level 2 of the fair value hierarchy.
On July 10, 2010, the Group entered into a forward contract to purchase $5,000 for JPY432.50 million due on July 11, 2011 with nil consideration paid or received. The Group qualified for foreign currency cash flow hedge accounting with respect to this foreign currency forward exchange contracts, to hedge, for accounting purposes, changes in the cash flow of forecasted JPY-denominated revenue transactions attributable to fluctuation in foreign currency exchange rate during the one year term of the forward contract. The notional amounts of the forward contract designated as cash flow hedge was JPY43.25 million as of September 30, 2010, JPY129.75 million as of December 31, 2010, JPY129.75 million as of March 31, 2011, and JPY129.75 million as of June 30, 2010. The estimated fair value of the forward contract was $332 as of December 31, 2010. The fair value of the foreign exchange forward was estimated with the consideration of, among other factors, discount rate, timing and amount of cash flow and counterparty credit risk and is reported under Level 2 of the fair value hierarchy.
During the year 2010, the Group recorded following gains in other comprehensive income related to the contract:

For the year ended
December 31,
2010

Unrealized gains recognized for effective portion	(506)
Gains transfer to statements of operations	202

Total	(304)

During the year 2010, the Group recorded following loss in the exchange difference account in the consolidated statement of operations related to the contract:

For the year ended
December 31,
2010

Loss transfer from other comprehensive income	(202)
Loss recognized due to changes in spot-forward difference	(376)

Total	(578)

The unrealized loss of $195 for effective portion associated with the forward contract was recorded in other comprehensive income as of December 31, 2010. The full amount is expected to be reclassified into earnings within the next 12 months when the underlying forecasted revenue is recognized. All hedging relationships under cash flow hedges were evaluated to be highly effective as of December 31, 2010. The Company qualified for cash flow hedge accounting for a portion of the forward contracts entered into in 2009 with $109 unrealized loss associated with those forward contracts recorded in other comprehensive income as of December 31, 2009 was settled in 2010 and then recognized a loss of $388 in exchange difference, net.